Deferred Income Tax Assets/Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Deferred tax assets and liabilities [abstract]
Summary of Changes in Deferred Income Tax Assets and Liabilities
Changes in “Deferred Income Tax Assets and Liabilities” during the fiscal years ended December 31, 2023, and December 31, 2022, are as follows:
Deferred Tax Assets

Item	12.31.22	Inclusions	Charge to Income	12.31.23
Valuation of Securities	980,941	—	299,563,581	300,544,522
Loans and Other Financing	127,236,640	—	(20,575,105)	106,661,535
Tax Loss Carryforwards	13,223,309	—	(8,281,953)	4,941,356
Insurance Contract Assets	179,478	—	3,342,825	3,522,303
Other Non-financial Assets	10,062,378	—	(10,062,378)	—
Other Financial Liabilities	2,861,306	—	(1,444,029)	1,417,277
Provisions	32,426,099	3,242,839	(11,331,913)	24,337,025
Insurance Contracts Liabilities	36,039	—	—	36,039
Reinsurance Contracts Liabilities	—	27,548,938	20,526,141	48,075,079
Other Non-financial Liabilities	19,436,138	2,248,305	6,030,921	27,715,364
Foreign Currency Exchange Differences	40,024	—	161,589	201,613
Inflation adjustment deferral	18,416,427	613,927	(15,606,648)	3,423,706
Others	218,024	—	(218,024)	—
Totals	225,116,803	33,654,009	262,105,007	520,875,819
Net deferred tax assets in subsidiaries with net liability position	(179,379,503)	—	41,010,594	(138,368,909)
Deferred tax assets	45,737,300	33,654,009	303,115,601	382,506,910
Deferred Tax Liabilities

Item	12.31.22	Inclusions	Charge to Income	12.31.23
Valuation of Securities	(60,095,826)	341,277	57,916,490	(1,838,059)
Derivate Instruments	(2,911,300)	—	1,346,430	(1,564,870)
Other Financial Assets	(3,611,522)	(2,976,258)	(1,695,296)	(8,283,076)
Property, Plant and Equipment	(90,733,987)	(5,983,407)	16,627,599	(80,089,795)
Intangible Assets	(60,156,190)	—	(1,327,007)	(61,483,197)
Reinsurance Contract Assets	—	—	(14,638,074)	(14,638,074)
Other Non-financial Assets	(1,245,220)	—	279,710	(965,510)
Debt Securities	(470,635)	—	304,710	(165,925)
Subordinated Debt Securities	(56,880)	—	48,591	(8,289)
Reinsurance Contracts Liabilities	—	—	(1,057,889)	(1,057,889)
Other Non-financial Liabilities	(29,221)	(117,419)	146,640	—
Inflation adjustment deferral	(33,019)	—	23,266	(9,753)
Others	—	(3,339,344)	89,822	(3,249,522)
Totals	(219,343,800)	(12,075,151)	58,064,992	(173,353,959)
Net deferred tax liabilities in subsidiaries with net asset position	179,379,503	—	(41,010,594)	138,368,909
Deferred tax liabilities	(39,964,297)	(12,075,151)	17,054,398	(34,985,050)

Deferred Tax Assets

Item	12.31.21	Charge to Income	12.31.22
Valuation of Securities	—	980,941	980,941
Derivative Instruments	208,999	(208,999)	—
Loans and other financing	202,289,874	(75,053,234)	127,236,640
Tax Loss Carryforwards	10,952,492	2,270,817	13,223,309
Insurance Contract Assets	—	179,478	179,478
Other Non-financial Assets	2,708,918	7,353,460	10,062,378
Other Financial Liabilities	—	2,861,306	2,861,306
Provisions	3,180,555	29,245,544	32,426,099
Insurance Contracts Liabilities	—	36,039	36,039
Other Non-financial Liabilities	12,749,401	6,686,737	19,436,138
Foreign Currency Exchange Differences	175,359	(135,335)	40,024
Inflation adjustment deferral	76,267,153	(57,850,726)	18,416,427
Others	1,377,145	(1,159,121)	218,024
Totals	309,909,896	(84,793,093)	225,116,803
Net deferred tax assets in subsidiaries with net liability position	(257,496,213)	78,116,710	(179,379,503)
Deferred tax assets	52,413,683	(6,676,383)	45,737,300
Deferred Tax Liabilities

Item	12.31.21	Charge to Income	12.31.22
Valuation of Securities	(16,952,849)	(43,142,977)	(60,095,826)
Derivative Instruments	—	(2,911,300)	(2,911,300)
Other Financial Assets	(1,869,893)	(1,741,629)	(3,611,522)
Property, Plant and Equipment	(224,379,464)	133,645,477	(90,733,987)
Intangible Assets	(68,357,091)	8,200,901	(60,156,190)
Other Non-financial Assets	(2,629,245)	1,384,025	(1,245,220)
Other Financial Liabilities	(1,673,513)	1,673,513	—
Debt Securities	—	(470,635)	(470,635)
Subordinated Debt Securities	—	(56,880)	(56,880)
Provisions	(7,961,400)	7,961,400	—
Other Non-financial Liabilities	—	(29,221)	(29,221)
Inflation adjustment deferral	(69,466)	36,447	(33,019)
Others	(8,167)	8,167	—
Totals	(323,901,088)	104,557,288	(219,343,800)
Net deferred tax liabilities in subsidiaries with net asset position	257,496,213	(78,116,710)	179,379,503
Deferred tax liabilities	(66,404,875)	26,440,578	(39,964,297)

Summary of Changes in Deferred Income Tax Assets and Liabilities
In addition, the expiration dates of tax loss carryforwards are as follows:

Year of Generation	Amount	Year Due	Deferred Tax Assets
2019	277,188	2024	69,298
2020	800,718	2025	200,179
2021	5,841,142	2026	1,460,287
2022	12,518,409	2027	3,129,601
2023	298,038	2028	81,991
	19,735,495		4,941,356